Earnings Per Share	12 Months Ended
Nov. 30, 2011
Earnings Per Share

NOTE 13 – Earnings Per Share

Our basic and diluted earnings per share were computed as follows (in millions, except per share data):

	Years Ended November 30,
	2011	2010	2009
Net income	$1,912	$1,978	$1,790
Interest on dilutive convertible notes	-	11	12

Net income for diluted earnings per share	$1,912	$1,989	$1,802

Weighted-average common and ordinary shares outstanding	787	788	787
Dilutive effect of convertible notes	-	14	15
Dilutive effect of equity plans	2	3	2

Diluted weighted-average shares outstanding	789	805	804

Basic earnings per share	$2.43	$2.51	$2.27

Diluted earnings per share	$2.42	$2.47	$2.24

Anti-dilutive stock options excluded from diluted earnings per share computations	9	10	14